Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

September 27, 2019

Filed Via EDGAR

Jaea Hahn, Senior Counsel

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Ameritas Life Insurance Corp.

Ameritas Life Insurance Corp. Separate Account LLVL (1940 Act Registration No. 811-08868)

Ameritas Advisor II VUL, Initial Registration Statement on Form N-6

Request for Selective Review Pursuant to Securities Act Release No. 6510 and

Investment Company Act Release No. 13768

Dear Ms. Hahn:

On behalf of Ameritas Life Insurance Corp. ("Depositor" and "Ameritas") and Ameritas Life Insurance Corp. Separate Account LLVL ("Registrant" and "Separate Account"), we are filing, via EDGAR, the registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 to register a variable life insurance policy to be issued through the Separate Account. We are providing, via EDGAR correspondence, a courtesy PDF version of the prospectus and Statement of Additional Information ("SAI") for your review, redlined for the revisions discussed below.

The policy offered through the Separate Account is a variable life insurance policy (the "Policy"). The primary purpose of this new Policy is to enable Ameritas to offer variable life insurance in compliance with state requirements for use of the 2017 Commissioners Standard Ordinary Age Nearest Birthday Ultimate Mortality Tables (“2017 CSO Tables”). Ameritas intends to offer the Policy in all states except New York, once the Registration Statement becomes effective, and subject to state approval. Ameritas Investment Corp. will underwrite the Policy.

We have omitted financial statements from this filing. Prior to the effective date we plan to submit a pre-effective amendment, which will provide audited Ameritas and Separate Account financial statements for the periods ending December 31, 2018. In a separate letter, or as part of the pre-effective amendment filing, we plan to formally ask that the effective date of this registration be accelerated to occur no later than December 31, 2019.

The Registrant is requesting selective review of this Registration Statement pursuant to Securities Act Release No. 6510 and 1940 Act Release No. 13768. In support of this request, the Registrant represents as follows:

(i)	The Registration Statement is similar to Registration No. 333-151912, Registrant’s Ameritas Advisor VUL, which was most recently amended by Post-Effective Amendment No. 14 filed on April 25, 2019, and which was last reviewed by the SEC in connection with Post-Effective Amendment No. 9 filed on February 24, 2016. Registrant intends Registration No. 333-151912 to serve as precedent for the current filing.

(ii)	Material changes to the Registration Statement, as more fully discussed below, include

(a) updating the cost of insurance rates, which were based on the 2001 CSO Tables in Registration No. 333-151912, to reflect rates based on the 2017 CSO Tables, (b) updating other fees and expenses for this Policy, (c) removing references to an optional rider that is not offered on this product, (d) deleting references to the Model Asset Allocation Program, which is not offered on this product, and (e) changes to comply with the Interstate Insurance Product Regulation Commission (IIPRC) standards (“State Standards”). Except for these material changes, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the SEC and commented on by the Staff in relation to Registration No. 333-151912. For the Staff’s convenience, however, we have listed all revisions below.

(iii)	Audited financial statements will be filed by pre-effective amendment following receipt of, and response to, the SEC Staff’s comments on this filing.

Changes from the February 24, 2016 Rule 485(a) filing of Registration No. 333-151912, are redlined on the enclosed PDF document. Note that the “Compare” feature in Word is not perfect, in that it at times reflects that we removed disclosure, when in fact the disclosure is still in the document, but simply moved. This letter will point out when disclosure has simply been moved but has not been deleted (we are referring to each of these instances herein as a “false deletion”). All non-typographical revisions are summarized as follows:

1.	Cover Page. The 30e-3 disclosure was added to this page in May of this year. The table of contents has been changed to reflect changes in the registration statement, including the addition of a new appendix in this filing: Appendix B: State Specific Contract Provisions.

2.	Policy Summary. As mentioned above, we are not offering the Asset Allocation Program with this Policy, so we have deleted reference to it.

3.	Charges. The chart reflects revisions to cost of insurance based on the 2017 CSO tables, an update to the Policy’s other fees and expenses, and the removal of a rider that is not offered with this Policy. The “examples” in the chart are based on an insured and policy size that are representative of the expected Policy sales.

4.	Portfolio Company Operating Expenses. Changes to this chart reflect changes provided to us by the fund companies concerning the fund companies’ names, the fund company charges and fees, and fund company disclosures related to same.

5.	Investment Options. The Investment Options chart reflects revisions provided to us by the fund companies, deletion of references to affiliations with Calvert Variable Products and Calvert Variable Series funds that no longer apply, and some false deletions.

6.	Substitution of Money Market Fund. The redline reflects the deletion of this section because it was removed in 2017 in accordance with a 485(b)(1)(vii) letter and does not apply to this new Policy.

7.	Fixed Account Investment Option. This section includes revisions that were made in 2016 in response to SEC Staff comments.

8.	Third Party Traders. Removed a reference to the Asset Allocation Program in this filing.

9.	Systematic Transfer Programs. The redline reflects the deletion of a sentence that we made in May of this year for clarification.

10.	Asset Allocation Program. The redline reflects removal of this program, as it is not offered with this Policy.

11.	Suicide. The redline reflects deletion of text that will not apply to this new Policy, based on the required State Standards.

12.	Assignment. The redline reflects added disclosure regarding when the assignment of a Policy will take effect, based on the required State Standards.

13.	Policy Changes. The redline reflects added disclosure relating to change of Policy Owner, as required by State Standards.

14.	No Maturity Date. The redline reflects revisions to the text required by State Standards.

15.	Tax Matters. The redline reflects revisions made by our tax attorney to reflect changes in the tax law since 2016, and also reflects minor non-material text revisions.

16.	Appendix A: Optional Features. The redline reflects deletion of a rider that is not offered with this Policy.

17.	Appendix B: State Specific Contract Provisions. The redline reflects the addition of this new Appendix, which will be completed as we become aware of state specific requirements in the process of making policy filings to the various states.

18.	Defined Terms. The redline reflects a change to the definition of “You, Your, Owner” being made in this filing to reflect that the Policy may be jointly owned. This change is being made as a result of required State Standards.

19.	Illustrations. The redline reflects revisions being made at this time to the disclosure relating to requests for illustrations, as required by the State Standards.

20.	Thank You (shaded disclosure). The redline reflects minor non-material revisions to the wording, and updates to reflect the current arrangements.

21.	Statement of Additional Information (SAI), Services Section. The redline reflects the deletion of an outdated affiliate service agreement disclosure.

22.	SAI, Distribution Compensation for Currently Sold Products Section. The redline reflects disclosure of non-commission compensation payable in connection with marketing and education arrangements for the new Policy.

23.	SAI, Distribution Compensation for Products No Longer Being Sold Section. The redline reflects that we have moved disclosure relating to commission on the policy sold under registration No. 333-151912 to this section, as that policy may no longer be sold on and after January 1, 2020.

24.	SAI, Underwriting Procedure Section. The redline reflects a minor clarification, more specific information regarding previous CSO tables that was added in a 2018 filing, and revisions to reflect the 2017 CSO tables as the basis for cost of insurance rates for this Policy and the previous CSO tables as the basis for policies no longer being sold as of January 1, 2020.

25.	SAI, Performance Data. The redline reflects a minor clarification and that we have removed a reference to obtaining Illustrations without charge to comply with requirements of State Standards.

We acknowledge that we are responsible for the accuracy and adequacy of the disclosure in the filing.

We have provided all information investors require for an informed decision. Since the Separate Account and its management are in possession of all facts relating to the Separate Account’s disclosure, we are responsible for the accuracy and adequacy of the disclosures we have made.

We further acknowledge that:

•	Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Separate Account from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	The Separate Account may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel, Variable Contracts & AIC

Enclosure